UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

(EDGEWOOD MANAGEMENT LLC LOGO)

EDGEWOOD GROWTH FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2009

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   11
Disclosure of Fund Expenses ...............................................   20
Approval of Investment Advisory Agreement .................................   22

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009

Dear Shareholders:

Your Fund performance was 3.20% (Institutional Shares) and 3.01% (Retail Shares) for the six months ended April 30, 2009. The performance of the benchmark Russell 1000 Growth Index was -1.52% and the S&P 500 Index was -8.53% for the same period of time. Looking at the trailing twelve months, the Fund declined -30.85% (Institutional Shares) and -31.47% (Retail Shares). The benchmark Russell 1000 Growth index lost -31.57% and the S&P 500 lost -35.31% for the same period of time. Needless to say, 2008 was the worst year for worldwide financial markets in memory, and unfortunately, the Fund suffered along with practically all other investors. Despite the dismal performance news of last year, we are quite pleased to report that the underlying companies in the Fund generated over 20% earnings per share growth in 2008. That is quite an accomplishment for any company to generate positive sales and earnings growth in a free falling economy. The positive earnings growth last year helped sow the seeds of strong absolute and relative performance this year.

Last year we noted the US housing and credit market turmoil, as well as overall deterioration in the US economy as areas of concern. They remain worrisome, though somewhat better than three months ago. Specifically, we think US GDP may well grow a little in the fourth quarter of 2009, a marked difference from today. If we are correct about slight GDP growth towards the end of this year, it will be due to several factors. First, interest rate cuts will have an increasingly positive impact on the consumer and housing. Second, the decline in oil prices is equivalent to a large tax cut. Third, the US stimulus package will have a positive impact as well. The result of this is our estimate of 2 to 3% US GDP growth in 2010. We believe this prospect is what is driving stock prices upwards right now.

We are not economic prognosticators, but stock pickers first and always. The environment we are in is full of compelling investment opportunities. Great companies are still trading at depressed prices, and your portfolio is full of them. We took advantage of the turmoil in last year's fourth quarter, and started positions in Visa, Monsanto, First Solar, National Oilwell Varco, Allergan and Electronic Arts. We had admired each companies' market positions, management, balance sheet and future prospects. The prices were just too high. That changed over the course of six weeks last fall, and we stepped in. This year's results are, in part, being driven by those moves.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009

We are very appreciative of the Fund shareholders' forbearance last year. The outlook for your Fund is very bright, in our opinion, and we look forward to reporting to you again in the months to come.

Sincerely,


Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "S&P 500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009
                                                                  (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Health Care                  20.3%
Energy                       14.7%
Wireless                     13.2%
Business Services             8.8%
Financials                    8.1%
Information Technology        8.0%
Industrials                   8.0%
Telecommunication Services    6.7%
Materials                     4.8%
Consumer Staples              4.4%
Short-Term Investments        3.0%

+    Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.2%

                                                    SHARES            VALUE
                                               ---------------   ---------------
BUSINESS SERVICES -- 8.8%
   Cognizant Technology Solutions, Cl A* ...         1,439,565   $    35,686,817
   Visa, Cl A ..............................           269,467        17,504,576
                                                                 ---------------
                                                                      53,191,393
                                                                 ---------------
CONSUMER STAPLES -- 4.4%
   CVS .....................................           836,792        26,593,250
                                                                 ---------------
ENERGY -- 14.8%
   First Solar* ............................           119,138        22,313,356
   National Oilwell Varco* .................           868,979        26,312,684
   Vestas Wind Systems* ....................           609,616        40,218,850
                                                                 ---------------
                                                                      88,844,890
                                                                 ---------------
FINANCIALS -- 8.1%
   Charles Schwab ..........................         1,307,776        24,167,700
   CME Group, Cl A .........................           111,302        24,636,698
                                                                 ---------------
                                                                      48,804,398
                                                                 ---------------
HEALTH CARE -- 20.3%
   Allergan ................................           333,849        15,577,394
   Celgene* ................................           328,962        14,053,257
   Covance* ................................           420,005        16,497,796
   Genzyme* ................................           498,411        26,580,259

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009
                                                                  (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                    SHARES             VALUE
                                               ---------------   ---------------
HEALTH CARE -- CONTINUED
   Gilead Sciences* ........................           709,569   $    32,498,260
   Thermo Fisher Scientific* ...............           480,650        16,861,202
                                                                 ---------------
                                                                     122,068,168
                                                                 ---------------
INDUSTRIALS -- 8.0%
   L3 Communications Holdings ..............           238,619        18,170,837
   Quanta Services* ........................         1,323,616        30,085,792
                                                                 ---------------
                                                                      48,256,629
                                                                 ---------------
INFORMATION TECHNOLOGY -- 8.1%
   Apple* ..................................           215,240        27,083,649
   Electronic Arts* ........................         1,052,433        21,417,012
                                                                 ---------------
                                                                      48,500,661
                                                                 ---------------
MATERIALS -- 4.8%
   Monsanto ................................           338,114        28,702,497
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 6.7%
   American Tower, Cl A* ...................         1,271,956        40,397,323
                                                                 ---------------
WIRELESS -- 13.2%
   Qualcomm ................................           818,391        34,634,307
   Research In Motion, Ltd.* ...............           643,058        44,692,531
                                                                 ---------------
                                                                      79,326,838
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $587,539,357) ..................                         584,686,047
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009
                                                                  (UNAUDITED)

SHORT-TERM INVESTMENTS (A) -- 3.0%

                                                    SHARES            VALUE
                                               ---------------   ---------------
Fidelity Institutional Money Market Funds
   -- Prime Money Market Portfolio,
   Cl I, 0.710% ............................        16,892,188   $    16,892,188
First American Treasury Obligations Fund,
   Cl Y, 0.110% ............................           996,780           996,780
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $17,888,968) ......................                          17,888,968
                                                                 ---------------
TOTAL INVESTMENTS -- 100.2%
   (Cost $605,428,325) .....................                     $   602,575,015
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $601,286,483.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL   CLASS

LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2009
                                                                  (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $605,428,325) ...................   $ 602,575,015
   Receivable for Capital Shares Sold ..........................       3,651,781
   Receivable for Investment Securities Sold ...................         177,078
   Dividend Receivable .........................................          72,606
   Prepaid Expenses ............................................          25,677
                                                                   -------------
TOTAL ASSETS ...................................................   $ 606,502,157
                                                                   -------------
LIABILITIES:
   Payable for Investment Securities Purchased .................       2,141,920
   Payable for Capital Shares Redeemed .........................       2,060,152
   Payable due to Adviser ......................................         377,415
   Payable due to Administrator ................................          42,761
   Payable due to Shareholder Servicing Agent (Retail Shares) ..          39,535
   Distribution Fees Payable (Retail Shares) ...................           4,682
   Chief Compliance Officer Fees Payable .......................           3,073
   Payable due to Trustees .....................................           1,824
   Payable due to Custodian ....................................         505,936
   Other Accrued Expenses ......................................          38,376
                                                                   -------------
TOTAL LIABILITIES ..............................................       5,215,674
                                                                   -------------
NET ASSETS .....................................................   $ 601,286,483
                                                                   -------------
NET ASSETS CONSIST OF:
   Paid-in Capital .............................................   $ 734,304,234
   Accumulated Net Investment Loss .............................      (1,117,159)
   Accumulated Net Realized Loss on Investments ................    (128,718,424)
   Net Unrealized Depreciation on Investments ..................      (3,182,168)
                                                                   -------------
                                                                   $ 601,286,483
                                                                   -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($574,746,628 / 65,908,332 SHARES) .....   $        8.72
                                                                   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($26,539,855 / 3,100,306 SHARES) ..............   $        8.56
                                                                   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          EDGEWOOD GROWTH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED APRIL 30, 2009
                                                         (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends .......................................................   $  1,278,702
                                                                    ------------
TOTAL INVESTMENT INCOME .........................................      1,278,702
                                                                    ------------
EXPENSES
Investment Advisory Fees ........................................      2,353,627
Administration Fees .............................................        223,649
Shareholder Servicing Fees (Retail Shares) ......................         23,784
Distribution Fees (Retail Shares) ...............................         23,784
Chief Compliance Officer Fees ...................................          4,622
Trustees' Fees ..................................................          3,777
Transfer Agent Fees .............................................        105,195
Professional Fees ...............................................         32,473
Registration Fees ...............................................         19,770
Printing Fees ...................................................         13,030
Custodian Fees ..................................................         10,399
Insurance and Other Expenses ....................................          5,987
                                                                    ------------
TOTAL EXPENSES ..................................................      2,820,097
LESS:
Waiver of Investment Advisory Fees* .............................       (420,172)
Fees Paid Indirectly ............................................         (4,064)
                                                                    ------------
NET EXPENSES ....................................................      2,395,861
                                                                    ------------
NET INVESTMENT LOSS .............................................     (1,117,159)
                                                                    ------------
NET REALIZED LOSS ON INVESTMENTS ................................    (81,186,909)
NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS ..............         24,195
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ..................................................    108,072,002
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN
   CURRENCY TRANSACTIONS ........................................            (76)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ........................................     26,909,212
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 25,792,053
                                                                    ============

*    SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS         YEAR
                                                                  ENDED          ENDED
                                                             APRIL 30, 2009    OCTOBER 31,
                                                               (UNAUDITED)        2008
                                                             --------------   -------------
OPERATIONS:
   Net Investment Loss ...................................    $ (1,117,159)   $  (1,266,430)
   Net Realized Loss on Investments and Foreign
      Currency Transactions ..............................     (81,162,714)     (46,998,520)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions ......     108,071,926     (131,065,289)
                                                              ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................      25,792,053     (179,330,239)
                                                              ------------    -------------
DISTRIBUTIONS FROM NET REALIZED GAINS:
   Institutional .........................................              --       (2,249,727)
   Retail ................................................              --          (13,237)
                                                              ------------    -------------
   TOTAL DISTRIBUTIONS ...................................              --       (2,262,964)
                                                              ------------    -------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued .............................................     234,120,349      549,616,194
      Reinvestment of Distributions ......................              --        1,800,092
      Redeemed ...........................................    (132,628,099)     (43,321,702)
                                                              ------------    -------------
         NET INSTITUTIONAL SHARE TRANSACTIONS ............     101,492,250      508,094,584
                                                              ------------    -------------
   Retail Shares
      Issued .............................................      16,642,002       36,740,004
      Reinvestment of Distributions ......................              --           13,158
      Redeemed ...........................................      (7,878,457)     (13,266,968)
                                                              ------------    -------------
         NET RETAIL SHARE TRANSACTIONS ...................       8,763,545       23,486,194
                                                              ------------    -------------
   NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ....     110,255,795      531,580,778
                                                              ------------    -------------
         TOTAL INCREASE IN NET ASSETS ....................     136,047,848      349,987,575
                                                              ------------    -------------
NET ASSETS:
   Beginning of Year .....................................     465,238,635      115,251,060
                                                              ------------    -------------
   End of Year (including accumulated net investment
      loss of $(1,117,159) and $0, respectively) .........    $601,286,483    $ 465,238,635
                                                              ============    =============

AMOUNTS DESIGNATED AS "--" ARE $0.

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 INSTITUTIONAL SHARES
                                             --------------------------------------------------------
                                               SIX MONTHS        YEAR           YEAR        PERIOD
                                                  ENDED          ENDED         ENDED         ENDED
                                             APRIL 30, 2009   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                               (UNAUDITED)       2008           2007         2006*
                                             --------------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....     $   8.45        $  13.61      $  10.48     $ 10.00
                                               --------        --------      --------     -------
Income (Loss) from Operations:
   Net Investment Loss(1) ................        (0.02)          (0.05)        (0.01)      (0.03)
   Net Realized and Unrealized
      Gain (Loss) ........................         0.29           (4.91)         3.14        0.51
                                               --------        --------      --------     -------
Total from Operations ....................         0.27           (4.96)         3.13        0.48
                                               --------        --------      --------     -------
Distributions:
   Net Realized Gain .....................           --           (0.20)           --          --
                                               --------        --------      --------     -------
Net Asset Value, End of Period ...........     $   8.72        $   8.45      $  13.61     $ 10.48
                                               ========        ========      ========     =======
TOTAL RETURN+ ............................         3.20%         (36.93)%       29.87%       4.80%
                                               ========        ========      ========     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....     $574,746        $448,470      $114,512     $24,108
Ratio of Expenses to Average Net Assets ..         1.00%**         1.00%         1.00%       1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ......................         1.18%**         1.20%         1.75%       3.36%**
Ratio of Net Investment Loss to
   Average Net Assets ....................        (0.44)%**       (0.44)%       (0.07)%     (0.50)%**
Portfolio Turnover Rate ..................           23%***          86%           64%         33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   RETAIL SHARES
                                             --------------------------------------------------------
                                               SIX MONTHS        YEAR           YEAR         PERIOD
                                                  ENDED          ENDED         ENDED         ENDED
                                             APRIL 30, 2009   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                               (UNAUDITED)       2008           2007         2006*
                                             --------------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....      $  8.31        $ 13.53         $10.45      $10.00
                                                -------        -------         ------      ------
Income (Loss) from Operations:
   Net Investment Loss(1) ................        (0.04)         (0.09)         (0.08)      (0.06)
   Net Realized and Unrealized
      Gain (Loss) ........................         0.29          (4.93)          3.16        0.51
                                                -------        -------         ------      ------
Total from Operations ....................         0.25          (5.02)          3.08        0.45
                                                -------        -------         ------      ------
Distributions:
   Net Realized Gain .....................           --          (0.20)            --          --
                                                -------        -------         ------      ------
Net Asset Value, End of Period ...........      $  8.56        $  8.31         $13.53      $10.45
                                                =======        =======         ======      ======
TOTAL RETURN+ ............................         3.01%        (37.60)%        29.47%       4.50%
                                                =======        =======         ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....      $26,540        $16,769         $  739      $   19
Ratio of Expenses to Average Net Assets ..         1.50%**        1.50%          1.50%       1.50%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ......................         1.68%**        1.70%          1.95%      66.15%**
Ratio of Net Investment Loss to
   Average Net Assets ....................        (0.95)%**      (0.83)%        (0.65)%     (0.93)%**
Portfolio Turnover Rate ..................           23%***         86%            64%         33%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Edgewood Growth Fund (the "Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 157,

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

INVESTMENTS IN
SECURITIES         LEVEL 1      LEVEL 2   LEVEL 3       TOTAL
--------------   ------------   -------   -------   ------------
Edgewood
   Growth Fund   $602,575,015     $--       $--     $602,575,015
                 ------------     ---       ---     ------------

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds of the Trust based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000, plus $15,000 for each additional class of shares.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2009, the Fund earned cash management credits of $4,064 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively through March 1, 2010. In addition, if at any point it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements made during the preceding three-year period. As of April 30, 2009, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

 POTENTIAL
   AMOUNT
OF RECOVERY   EXPIRATION
-----------   ----------
  $335,493       2010
   578,755       2011
   420,172       2012

6.   SHARE TRANSACTIONS:

                           SIX MONTHS         YEAR
                              ENDED          ENDED
                         APRIL 30, 2009   OCTOBER 31,
                           (UNAUDITED)        2008
                         --------------   -----------
SHARE TRANSACTIONS:
    Institutional
       Issued.........     30,593,336     48,804,543
       Reinvested.....             --        141,720
       Redeemed.......    (17,737,150)    (4,305,184)
                          -----------     ----------
    NET SHARE
       TRANSACTIONS...     12,856,186     44,641,079
                          ===========     ==========
    Retail
       Issued.........      2,192,125      3,213,114
       Reinvested.....             --          1,048
       Redeemed.......     (1,109,299)    (1,251,332)
                          -----------     ----------
    NET SHARE
       TRANSACTIONS...      1,082,826      1,962,830
                          ===========     ==========


AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

7.   INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2009, the Fund made purchases of $223,281,971 and sales of $108,861,417 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2008 was as follows:

 ORDINARY      LONG-TERM    RETURN OF
  INCOME     CAPITAL GAIN    CAPITAL       TOTAL
----------   ------------   ---------   ----------
$1,461,279    $799,892      $1,793      $2,262,964

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards   $ (29,788,119)
Unrealized Depreciation       (129,021,685)
                             -------------
Total Accumulated Losses     $(158,809,804)
                             =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2008, the Fund had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
 October 2016   $29,788,119

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009 were as follows:

               AGGREGATE GROSS   AGGREGATE GROSS
FEDERAL           UNREALIZED        UNREALIZED     NET UNREALIZED
TAX COST         APPRECIATION      DEPRECIATION     DEPRECIATION
--------       ---------------   ---------------   --------------
$605,428,325     $47,592,525      $(50,445,835)      $(2,853,310)

9.   CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

10.  OTHER:

At April 30, 2009, 26% of Institutional and 91% of Retail total shares outstanding were held by 4 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.  ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, distribution services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                         BEGINNING     ENDING                 EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                           VALUE       VALUE      EXPENSE      DURING
                          11/01/08    4/30/09      RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $1,032.00     1.00%       $5.04
Retail Shares             1,000.00    1,030.10     1.50         7.55
HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,019.84     1.00%       $5.01
Retail Shares             1,000.00    1,017.36     1.50         7.50

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including a review of the Adviser's personnel. The representatives then discussed the Adviser's risk controls, portfolio characteristics and best execution practices, as well as the Fund's portfolio holdings and concentration. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the Fund's performance. Based on this information, the Board concluded that the Fund's performance was favorable in relation to its benchmark and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that, although the contractual fee rate was higher than the average rate paid by similarly managed mutual funds, the advisory fee was the result of arm's length negotiations and that the fees appeared reasonable in light of the services rendered. The Board observed that the total expense ratio of the Fund was lower than the total expense ratio of similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                          350 Park Avenue, 18th Floor
                         New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-SA-001-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date:  July 7, 2009

* Print the name and title of each signing officer under his or her signature.